SCHWAB GOVERNMENT CASH RESERVES

We're pleased to bring you this initial shareholder report for the Government Cash Reserves (the Fund) for the period since the Fund's inception on April 1, 1998, through June 30, 1998. During this period, the Fund provided investors with current income combined with capital stability and liquidity.

The Fund is designed to provide convenience through automatic investment ("sweep") of uninvested cash balances in your Schwab One Access-TM- account. The sweep feature may make the Fund especially suitable for investors with short-term investment needs, such as for periods between other investments. The Fund also may be appropriate for investors seeking long-term, low-risk investments for cash balances.

Please remember that while the Fund seeks to maintain a stable $1.00 share price to protect your principal, as with all money funds there can be no assurance that the Fund will be able to maintain a $1.00 net asset value per share. It is also important to understand that your investment in the Fund is neither insured nor guaranteed by the U.S. government.

Note that although the Fund had only been in existence for three months as of the date of this report, we have included a discussion of the market as a whole for the entire six-month period ended June 30, 1998.

CONTENTS

-------------------------------------------------
A Message from the Chairman                     1
-------------------------------------------------
Market Overview                                 2
-------------------------------------------------
Portfolio Management                            5
-------------------------------------------------
Fund Performance and
 Portfolio Composition                          6
-------------------------------------------------
Glossary of Terms                               7
-------------------------------------------------
Portfolio Highlights                            8
-------------------------------------------------
Financial Statements and Notes                  9
-------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

The U.S. stock market rallied strongly over most of the six-month period ended June 30, 1998, as did many European markets. And despite investors' concerns about Asia's financial crisis last autumn, economic conditions continued to provide a solid underpinning for U.S. business activity. The U.S. economy, as measured by gross domestic product (GDP), grew at a strong real rate in the first half of 1998, and it appears poised for continued growth. Inflation has remained in check despite the lowest unemployment levels in decades, and short-term interest rates remained in a relatively narrow range due, in part, to widespread expectations that the Federal Reserve would make no
[PHOTO] changes to interest rates in the near term. This combination of strong growth and tight labor markets, offset by low inflation and uncertainty generated by continued turmoil in
Asian markets, resulted in a relatively calm short-term interest rate environment with no clear trend during the six-month reporting period. Regardless of short-term market trends, however, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term.

Your investment in a money fund may play an important role in your asset allocation. Because of this, we've included some guidelines in the following pages about what to look for in a money market fund. You might find that more than one kind of money fund may be appropriate for you, depending on your goals and financial situation. As always, feel free to contact us if you have any questions.

The support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund families in the nation. CSIM now manages more than $66 billion in assets on behalf of more than 3.5 million SchwabFunds-Registered Trademark- shareholders. We offer a full spectrum of 35 mutual funds for investors with varying financial situations and goals.

Once again, thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab
June 30, 1998

MARKET OVERVIEW

U.S. GROWTH RATE

Although somewhat dampened during the second quarter, THE U.S. ECONOMY, AS MEASURED BY THE GROSS DOMESTIC PRODUCT (GDP), GREW AT A STRONG REAL RATE OF 3.5% for the first half of 1998--well in excess of the Federal Reserve's estimated noninflationary growth rate of 2.0% to 2.75%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL GDP GROWTH RATE
  QUARTERLY PERCENTAGE CHANGE (ANNUALIZED
                   RATE)

Q1 1990                                            3.9%
Q2 1990                                            1.2%
Q3 1990                                           -1.9%
Q4 1990                                           -4.0%
Q1 1991                                           -2.1%
Q2 1991                                            1.8%
Q3 1991                                            1.0%
Q4 1991                                            1.0%
Q1 1992                                            4.7%
Q2 1992                                            2.5%
Q3 1992                                            3.0%
Q4 1992                                            4.3%
Q1 1993                                            0.1%
Q2 1993                                            2.0%
Q3 1993                                            2.1%
Q4 1993                                            5.3%
Q1 1994                                            3.0%
Q2 1994                                            4.7%
Q3 1994                                            1.8%
Q4 1994                                            3.6%
Q1 1995                                            0.9%
Q2 1995                                            0.3%
Q3 1995                                            3.0%
Q4 1995                                            2.2%
Q1 1996                                            1.8%
Q2 1996                                            6.0%
Q3 1996                                            1.0%
Q4 1996                                            4.3%
Q1 1997                                            4.9%
Q2 1997                                            3.3%
Q3 1997                                            3.1%
Q4 1997                                            3.7%
Q1 1998                                            5.5%
Q2 1998                                            1.4%
Source: Bloomberg L.P.

At the time of this writing, THE U.S. ECONOMY APPEARS POISED FOR CONTINUED GROWTH, further extending the current economic expansion that began in 1991. This expansion is fueled by high levels of consumer confidence, rising real wages and strong year-to-date gains in stock prices. Although most economists believe that the brunt of Asia's economic crisis will hit the United States in the next six months, they feel that it is unlikely to cause even a temporary pause in U.S. economic growth; it may help slow the GDP growth rate nearer to the Federal Reserve's estimated non-inflationary levels, however.

UNEMPLOYMENT

THE U.S. UNEMPLOYMENT RATE STOOD AT 4.5% IN JUNE AFTER FALLING TO 4.3% IN APRIL AND MAY--THE LOWEST LEVELS IN 28 YEARS. Labor markets have become extremely tight; growth in the labor force has slowed, and wage increases are beginning to put more pressure on labor costs (refer to Employment Cost Index at right).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         U.S. UNEMPLOYMENT RATE
Jan-90                                      5.4%
Feb-90                                      5.3%
Mar-90                                      5.2%
Apr-90                                      5.4%
May-90                                      5.4%
Jun-90                                      5.2%
Jul-90                                      5.5%
Aug-90                                      5.7%
Sep-90                                      5.9%
Oct-90                                      5.9%
Nov-90                                      6.2%
Dec-90                                      6.3%
Jan-91                                      6.4%
Feb-91                                      6.6%
Mar-91                                      6.8%
Apr-91                                      6.7%
May-91                                      6.9%
Jun-91                                      6.9%
Jul-91                                      6.8%
Aug-91                                      6.9%
Sep-91                                      6.9%
Oct-91                                      7.0%
Nov-91                                      7.0%
Dec-91                                      7.3%
Jan-92                                      7.3%
Feb-92                                      7.4%
Mar-92                                      7.4%
Apr-92                                      7.4%
May-92                                      7.6%
Jun-92                                      7.8%
Jul-92                                      7.7%
Aug-92                                      7.6%
Sep-92                                      7.6%
Oct-92                                      7.3%
Nov-92                                      7.4%
Dec-92                                      7.4%
Jan-93                                      7.3%
Feb-93                                      7.1%
Mar-93                                      7.0%
Apr-93                                      7.1%
May-93                                      7.1%
Jun-93                                      7.0%
Jul-93                                      6.9%
Aug-93                                      6.8%
Sep-93                                      6.7%
Oct-93                                      6.8%
Nov-93                                      6.6%
Dec-93                                      6.5%
Jan-94                                      6.6%
Feb-94                                      6.6%
Mar-94                                      6.5%
Apr-94                                      6.4%
May-94                                      6.0%
Jun-94                                      6.1%
Jul-94                                      6.1%
Aug-94                                      6.1%
Sep-94                                      5.9%
Oct-94                                      5.8%
Nov-94                                      5.6%
Dec-94                                      5.4%
Jan-95                                      5.6%
Feb-95                                      5.4%
Mar-95                                      5.4%
Apr-95                                      5.7%
May-95                                      5.6%
Jun-95                                      5.6%
Jul-95                                      5.7%
Aug-95                                      5.7%
Sep-95                                      5.7%
Oct-95                                      5.6%
Nov-95                                      5.6%
Dec-95                                      5.6%
Jan-96                                      5.7%
Feb-96                                      5.5%
Mar-96                                      5.5%
Apr-96                                      5.5%
May-96                                      5.5%
Jun-96                                      5.3%
Jul-96                                      5.5%
Aug-96                                      5.2%
Sep-96                                      5.2%
Oct-96                                      5.3%
Nov-96                                      5.4%
Dec-96                                      5.3%
Jan-97                                      5.3%
Feb-97                                      5.3%
Mar-97                                      5.2%
Apr-97                                      5.0%
May-97                                      4.8%
Jun-97                                      5.0%
Jul-97                                      4.9%
Aug-97                                      4.9%
Sep-97                                      4.9%
Oct-97                                      4.8%
Nov-97                                      4.6%
Dec-97                                      4.7%
Jan-98                                      4.7%
Feb-98                                      4.6%
Mar-98                                      4.7%
Apr-98                                      4.3%
May-98                                      4.3%
Jun-98                                      4.5%
Source: Bloomberg L.P.

INFLATION

BOTH THE EMPLOYMENT COST INDEX (ECI) AND CONSUMER PRICE INDEX (CPI) REMAINED IN CHECK during the first half of 1998, reflecting continued low inflation.

THE CPI ROSE just 1.7% for the year ended June 1998-- reaching levels during the reporting period that were the lowest since January 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.2%--the lowest rate of increase since 1965. The Employment Cost Index includes two components--BENEFITS, which has been well contained (up only 2.4% for the year ended Q2 1998), and WAGES AND SALARIES, which has increased 3.8% for the same period.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              MEASURES OF INFLATION
                                                   MONTHLY CONSUMER PRICE INDEX   QUARTERLY EMPLOYMENT COST INDEX
Jan-90                                                                      5.2%                              5.5%
Feb-90                                                                      5.3%                              5.5%
Mar-90                                                                      5.2%                              5.5%
Apr-90                                                                      4.7%                              5.4%
May-90                                                                      4.4%                              5.4%
Jun-90                                                                      4.7%                              5.4%
Jul-90                                                                      4.8%                              5.2%
Aug-90                                                                      5.6%                              5.2%
Sep-90                                                                      6.2%                              5.2%
Oct-90                                                                      6.3%                              4.9%
Nov-90                                                                      6.3%                              4.9%
Dec-90                                                                      6.1%                              4.9%
Jan-91                                                                      5.7%                              4.6%
Feb-91                                                                      5.3%                              4.6%
Mar-91                                                                      4.9%                              4.6%
Apr-91                                                                      4.9%                              4.6%
May-91                                                                      5.0%                              4.6%
Jun-91                                                                      4.7%                              4.6%
Jul-91                                                                      4.4%                              4.3%
Aug-91                                                                      3.8%                              4.3%
Sep-91                                                                      3.4%                              4.3%
Oct-91                                                                      2.9%                              4.3%
Nov-91                                                                      3.0%                              4.3%
Dec-91                                                                      3.1%                              4.3%
Jan-92                                                                      2.6%                              4.0%
Feb-92                                                                      2.8%                              4.0%
Mar-92                                                                      3.2%                              4.0%
Apr-92                                                                      3.2%                              3.6%
May-92                                                                      3.0%                              3.6%
Jun-92                                                                      3.1%                              3.6%
Jul-92                                                                      3.2%                              3.5%
Aug-92                                                                      3.1%                              3.5%
Sep-92                                                                      3.0%                              3.5%
Oct-92                                                                      3.2%                              3.5%
Nov-92                                                                      3.0%                              3.5%
Dec-92                                                                      2.9%                              3.5%
Jan-93                                                                      3.3%                              3.5%
Feb-93                                                                      3.2%                              3.5%
Mar-93                                                                      3.1%                              3.5%
Apr-93                                                                      3.2%                              3.6%
May-93                                                                      3.2%                              3.6%
Jun-93                                                                      3.0%                              3.6%
Jul-93                                                                      2.8%                              3.6%
Aug-93                                                                      2.8%                              3.6%
Sep-93                                                                      2.7%                              3.6%
Oct-93                                                                      2.8%                              3.5%
Nov-93                                                                      2.7%                              3.5%
Dec-93                                                                      2.7%                              3.5%
Jan-94                                                                      2.5%                              3.2%
Feb-94                                                                      2.5%                              3.2%
Mar-94                                                                      2.5%                              3.2%
Apr-94                                                                      2.4%                              3.2%
May-94                                                                      2.3%                              3.2%
Jun-94                                                                      2.5%                              3.2%
Jul-94                                                                      2.8%                              3.2%
Aug-94                                                                      2.9%                              3.2%
Sep-94                                                                      3.0%                              3.2%
Oct-94                                                                      2.6%                              3.0%
Nov-94                                                                      2.7%                              3.0%
Dec-94                                                                      2.7%                              3.0%
Jan-95                                                                      2.8%                              2.9%
Feb-95                                                                      2.9%                              2.9%
Mar-95                                                                      2.9%                              2.9%
Apr-95                                                                      3.1%                              2.9%
May-95                                                                      3.2%                              2.9%
Jun-95                                                                      3.0%                              2.9%
Jul-95                                                                      2.8%                              2.7%
Aug-95                                                                      2.6%                              2.7%
Sep-95                                                                      2.5%                              2.7%
Oct-95                                                                      2.8%                              2.7%
Nov-95                                                                      2.6%                              2.7%
Dec-95                                                                      2.5%                              2.7%
Jan-96                                                                      2.7%                              2.8%
Feb-96                                                                      2.7%                              2.8%
Mar-96                                                                      2.8%                              2.8%
Apr-96                                                                      2.9%                              2.9%
May-96                                                                      2.9%                              2.9%
Jun-96                                                                      2.8%                              2.9%
Jul-96                                                                      3.0%                              2.8%
Aug-96                                                                      2.9%                              2.8%
Sep-96                                                                      3.0%                              2.8%
Oct-96                                                                      3.0%                              2.9%
Nov-96                                                                      3.3%                              2.9%
Dec-96                                                                      3.3%                              2.9%
Jan-97                                                                      3.0%                              2.9%
Feb-97                                                                      3.0%                              2.9%
Mar-97                                                                      2.8%                              2.9%
Apr-97                                                                      2.5%                              2.8%
May-97                                                                      2.2%                              2.8%
Jun-97                                                                      2.3%                              2.8%
Jul-97                                                                      2.2%                              3.0%
Aug-97                                                                      2.2%                              3.0%
Sep-97                                                                      2.2%                              3.0%
Oct-97                                                                      2.1%                              3.3%
Nov-97                                                                      1.8%                              3.3%
Dec-97                                                                      1.7%                              3.3%
Jan-98                                                                      1.6%                              3.3%
Feb-98                                                                      1.4%                              3.3%
Mar-98                                                                      1.4%                              3.3%
Apr-98                                                                      1.4%                              3.5%
May-98                                                                      1.7%                              3.5%
Jun-98                                                                      1.7%                              3.5%
Source: Bloomberg L.P. and Bureau of Labor
Statistics

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, such as those achieved in 1997, allow manufacturers and other businesses to limit price increases in the face of rising wages without sacrificing profit margins.

SHORT-TERM INTEREST RATE ENVIRONMENT

SHORT-TERM INTEREST RATES REMAINED IN A NARROW RANGE throughout the reporting period due to widespread expectations that there would be no changes to the Federal Reserve's interest rate policy.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         YIELDS ON 90-DAY COMMERCIAL PAPER
  AND THREE-MONTH TREASURY BILLS: 1/1/98 THROUGH
                      6/30/98
                                                        3-MONTH      90-DAY COMMERCIAL
                                                     TREASURY BILL         PAPER
1/1/98                                                       5.35%                5.54%
1/2/98                                                       5.29%                5.54%
1/5/98                                                       5.23%                5.56%
1/6/98                                                       5.20%                5.47%
1/7/98                                                       5.20%                5.45%
1/8/98                                                       5.10%                5.44%
1/9/98                                                       5.01%                5.42%
1/12/98                                                      5.02%                5.36%
1/13/98                                                      5.19%                5.38%
1/14/98                                                      5.15%                5.37%
1/15/98                                                      5.11%                5.37%
1/16/98                                                      5.15%                5.41%
1/19/98                                                      5.15%                5.41%
1/20/98                                                      5.15%                5.41%
1/21/98                                                      5.11%                5.39%
1/22/98                                                      5.13%                5.40%
1/23/98                                                      5.17%                5.40%
1/26/98                                                      5.12%                5.40%
1/27/98                                                      5.25%                5.40%
1/28/98                                                      5.21%                5.39%
1/29/98                                                      5.19%                5.40%
1/30/98                                                      5.18%                5.42%
2/2/98                                                       5.22%                5.40%
2/3/98                                                       5.23%                5.40%
2/4/98                                                       5.11%                5.42%
2/5/98                                                       5.15%                5.38%
2/6/98                                                       5.17%                5.43%
2/9/98                                                       5.13%                5.41%
2/10/98                                                      5.21%                5.42%
2/11/98                                                      5.20%                5.42%
2/12/98                                                      5.21%                5.43%
2/13/98                                                      5.15%                5.39%
2/16/98                                                      5.21%                5.39%
2/17/98                                                      5.18%                5.40%
2/18/98                                                      5.17%                5.41%
2/19/98                                                      5.19%                5.43%
2/20/98                                                      5.20%                5.44%
2/23/98                                                      5.24%                5.43%
2/24/98                                                      5.32%                5.44%
2/25/98                                                      5.30%                5.42%
2/26/98                                                      5.34%                5.45%
2/27/98                                                      5.31%                5.48%
3/2/98                                                       5.30%                5.42%
3/3/98                                                       5.17%                5.45%
3/4/98                                                       5.15%                5.47%
3/5/98                                                       5.16%                5.47%
3/6/98                                                       5.15%                5.47%
3/9/98                                                       5.09%                5.49%
3/10/98                                                      5.08%                5.47%
3/11/98                                                      5.08%                5.45%
3/12/98                                                      5.08%                5.46%
3/13/98                                                      5.09%                5.48%
3/16/98                                                      5.10%                5.49%
3/17/98                                                      5.14%                5.45%
3/18/98                                                      5.15%                5.46%
3/19/98                                                      5.17%                5.46%
3/20/98                                                      5.17%                5.46%
3/23/98                                                      5.14%                5.45%
3/24/98                                                      5.14%                5.47%
3/25/98                                                      5.17%                5.45%
3/26/98                                                      5.20%                5.45%
3/27/98                                                      5.21%                5.46%
3/30/98                                                      5.21%                5.44%
3/31/98                                                      5.12%                5.47%
4/1/98                                                       5.11%                5.46%
4/2/98                                                       5.09%                5.48%
4/3/98                                                       5.08%                5.47%
4/6/98                                                       5.08%                5.45%
4/7/98                                                       5.04%                5.46%
4/8/98                                                       5.05%                5.45%
4/9/98                                                       5.05%                5.46%
4/10/98                                                      5.05%                5.46%
4/13/98                                                      5.16%                5.43%
4/14/98                                                      5.11%                5.46%
4/15/98                                                      5.07%                5.46%
4/16/98                                                      5.05%                5.47%
4/17/98                                                      5.04%                5.45%
4/20/98                                                      5.02%                5.47%
4/21/98                                                      5.07%                5.44%
4/22/98                                                      5.08%                5.46%
4/23/98                                                      5.08%                5.44%
4/24/98                                                      5.06%                5.45%
4/27/98                                                      5.05%                5.51%
4/28/98                                                      5.06%                5.49%
4/29/98                                                      5.06%                5.49%
4/30/98                                                      4.97%                5.49%
5/1/98                                                       5.00%                5.46%
5/4/98                                                       5.02%                5.47%
5/5/98                                                       5.11%                5.46%
5/6/98                                                       5.10%                5.49%
5/7/98                                                       5.10%                5.46%
5/8/98                                                       5.12%                5.47%
5/11/98                                                      5.12%                5.48%
5/12/98                                                      5.13%                5.47%
5/13/98                                                      5.12%                5.48%
5/14/98                                                      5.16%                5.49%
5/15/98                                                      5.16%                5.49%
5/18/98                                                      5.17%                5.50%
5/19/98                                                      5.20%                5.50%
5/20/98                                                      5.18%                5.48%
5/21/98                                                      5.23%                5.48%
5/22/98                                                      5.21%                5.48%
5/25/98                                                      5.21%                5.48%
5/26/98                                                      5.10%                5.48%
5/27/98                                                      5.09%                5.49%
5/28/98                                                      5.05%                5.48%
5/29/98                                                      5.01%                5.47%
6/1/98                                                       4.97%                5.49%
6/2/98                                                       5.20%                5.46%
6/3/98                                                       5.11%                5.48%
6/4/98                                                       5.11%                5.48%
6/5/98                                                       5.11%                5.48%
6/8/98                                                       5.12%                5.49%
6/9/98                                                       5.14%                5.48%
6/10/98                                                      5.13%                5.49%
6/11/98                                                      5.09%                5.48%
6/12/98                                                      5.11%                5.49%
6/15/98                                                      5.11%                5.47%
6/16/98                                                      5.16%                5.47%
6/17/98                                                      5.21%                5.48%
6/18/98                                                      5.18%                5.49%
6/19/98                                                      5.15%                5.48%
6/22/98                                                      5.12%                5.49%
6/23/98                                                      5.07%                5.48%
6/24/98                                                      5.04%                5.50%
6/25/98                                                      5.00%                5.48%
6/26/98                                                      4.99%                5.49%
6/29/98                                                      5.00%                5.50%
6/30/98                                                      4.99%                5.47%

The combination of strong first-quarter growth and tight labor markets, offset by continued low inflation and uncertainty regarding Asia, resulted in a relatively calm short-term interest rate environment with no clear direction over the period.

As Federal Reserve Chairman Alan Greenspan said in his February congressional testimony, "The key question going forward is whether the restraint building from the turmoil in Asia will be sufficient to check inflationary tendencies that might otherwise result from the strength of domestic spending and tightening labor markets." Although many economists believe that the Federal Reserve has a longer-term bias toward more-restrictive monetary policy, they also anticipate a slowing of the GDP growth rate for the remainder of the year. Therefore, they do not expect that the Federal Reserve will, over the near term, implement any restrictive policy changes (increases to the federal funds rate) unless more-meaningful signs of inflation appear.

Since the last federal funds rate increase to 5.5% in March 1997, the rate of inflation--as measured by the year-over-year change in the CPI--has dropped from 2.8% to 1.7%. Thus the real (inflation-adjusted) federal funds rate has increased from 2.7% in March 1997 to 3.8% in June 1998. In his June 1998 testimony to Congress, Chairman Greenspan commented on the following statement by Senator Paul S. Sarbanes: "By holding the federal funds rate constant at a time when inflation has been dropping, in effect the Federal Reserve has raised real interest rates. Monetary policy has tightened even though you have not raised the rate." Chairman Greenspan's response: "That is correct."

NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

 THE PORTFOLIO MANAGEMENT TEAM

 STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

 AMY TREANOR, Portfolio Manager, has managed the Schwab Government Cash Reserves since its inception in April 1998. Amy joined CSIM in 1992 as Associate Portfolio Trader and was promoted to her current position in May 1997. Prior to joining CSIM, Amy was Portfolio Manager and Assistant
 Vice President with Capitalcorp Asset Management.

SCHWAB GOVERNMENT CASH RESERVES
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

------------------------------------------------------------------------------
Seven-Day Yield                                               4.66%
------------------------------------------------------------------------------
Seven-Day Effective Yield                                     4.77%
------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees were reduced during the reporting period. Without this reduction, as of 6/30/98, the seven-day and seven-day effective yields for the Fund would have been 2.52% and 2.55%, respectively.

PORTFOLIO COMPOSITION

The Schwab Government Cash Reserves invests exclusively in short-term U.S. government securities and repurchase agreements for these securities. The chart below illustrates the composition of the Fund's portfolio as of June 30, 1998, and is not indicative of the holdings after that date. A complete list of the securities in the Fund's portfolio as of June 30, 1998, is provided in the Statement of Net Assets later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(2)
                                 as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Government Securities      88.6%
Repurchase Agreements           11.4%

(2)These percentages do not take into account other assets and liabilities.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term, interest-paying obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--A security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP)--the total value of all goods and services produced in the United States over a specific period of time--adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/98(1)

------------------------------------------------
Last seven days:                           4.66%
------------------------------------------------
Last three months:                         4.62%
------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                     6/30/98
-----------------------------------------------------------
0-15 days                                             18.9%
-----------------------------------------------------------
16-30 days                                            41.5%
-----------------------------------------------------------
31-60 days                                            28.1%
-----------------------------------------------------------
61-90 days                                             9.9%
-----------------------------------------------------------
91-120 days                                            1.6%
-----------------------------------------------------------
More than 120 days                                     0.0%
-----------------------------------------------------------
Weighted average                                    33 days
-----------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                 Par          Value
                               -------       -------
U.S. GOVERNMENT SECURITIES -- 89.0%
Federal Home Loan Mortgage Corp.
   5.48%, 07/10/98              $   50       $   50
   5.50%, 07/24/98               1,000          997
   5.51%, 07/27/98                 500          498
   5.49%, 07/28/98               1,000          996
   5.49%, 08/07/98               1,000          994
Federal National Mortgage Assoc.
   5.49%, 07/02/98                 400          400
   5.49%, 08/27/98                 500          496
   5.51%, 08/27/98                 100           99
   5.52%, 08/27/98                 100           99
   5.52%, 09/16/98                 500          494
   5.53%, 09/23/98                 100           99
   5.53%, 09/30/98                 100           99
                                             ------
Total U.S. Government Securities
  (Cost $5,321)                               5,321
                                             ------


                                 Par          Value
                               -------       -------
REPURCHASE AGREEMENT -- 11.4% (a)
Lehman Government Securities, Inc.
  Tri-Party Repurchase Agreement;
  Collateralized by: U.S. Government
  Securities
   5.82% Issue 06/30/98
         Due   07/01/98        $   683        $  683
                                              ------
TOTAL REPURCHASE AGREEMENT
  (Cost $683)                                    683
                                              ------
TOTAL INVESTMENTS -- 100.4%
  (Cost $6,004)                                6,004
                                              ------
OTHER ASSETS AND LIABILITIES -- (0.4%)
   Other Assets                                  19
   Other Liabilities                            (45)
                                              ------
                                                (26)
                                              ------
NET ASSETS -- 100.0%                          $5,978
                                              ======


NOTES TO STATEMENT OF NET ASSETS

Yields shown are effective yields at the time of purchase.Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Repurchase agreement due dates are considered the maturity date. Repurchase agreements with due dates later than 7 days from issue dates may be subject to 7-day putable demand features for liquidity purposes.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
June 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost: $6,004)                                      $6,004
Receivables:
  Advisor                                                                     18
Prepaid expenses                                                               1
                                                                          ------
     Total assets                                                          6,023
                                                                          ------
LIABILITIES
Payables:
   Dividends                                                                  11
Other liabilities                                                             34
                                                                          ------
     Total liabilities                                                        45
                                                                          ------
Net assets applicable to outstanding shares                               $5,978
                                                                          ======
NET ASSETS CONSIST OF:
Paid-in-capital                                                           $5,978
                                                                          ------
                                                                          $5,978
                                                                          ======
PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares authorized)       5,978
Net asset value, offering and redemption price per share                  $ 1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF OPERATIONS (in thousands)
For the period ended June 30, 1998* (Unaudited)

Interest income                                                          $ 40
                                                                         ----
Expenses:
   Investment advisory and administration fees                             3
   Transfer agency and shareholder service fees                            3
   Custodian and portfolio accounting fees                                 1
   Registration fees                                                      24
   Professional fees                                                       5
   Shareholder reports                                                     3
   Trustees' fees                                                          2
   Insurance and other expenses                                            1
                                                                        ----
                                                                          42
Less: expenses reduced (see Note 4)                                      (35)
                                                                        ----
     Total expenses incurred by Fund                                       7
                                                                        ----
Net investment income                                                     33
                                                                        ----
Increase in net assets resulting from operations                        $ 33
                                                                        ====

* For the period from April 1, 1998 (commencement of operations) to June 30,
  1998.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                                   Period ended
                                                                  June 30, 1998*
                                                                    (Unaudited)
                                                                  --------------
Operations:
   Net investment income                                             $     33
                                                                     --------
   Increase in net assets resulting from operations                        33
                                                                     --------
Dividends to shareholders from net investment income                      (33)
                                                                     --------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                           21,307
   Net asset value of shares issued in reinvestment of dividends           20
   Less payments for shares redeemed                                  (15,349)
                                                                     --------
   Increase in net assets from capital share transactions               5,978
                                                                     --------
     Total increase in net assets                                       5,978
Net assets:
   Beginning of period                                                     --
                                                                     --------
   End of period                                                     $  5,978
                                                                     ========

* For the period from April 1, 1998 (commencement of operations) to June 30,
  1998.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

SCHWAB GOVERNMENT CASH RESERVES
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period:


                                         Income from
                                     Investment Operations                Less Distributions
                           ---------------------------------------    --------------------------

                                              Net
               Net Asset                  Realized &       Total       Dividends                  Net Asset
  Period       Value At        Net        Unrealized       from        from Net                   Value at
   Ended       Beginning   Investment   Gain (Loss) on  Investment    Investment       Total       End of
December 31,   of Period     Income       Investments   Operations      Income     Distributions   Period
------------   ---------   ----------   --------------  ----------    ----------   -------------  ---------
  1998 2         $1.00        $0.01          $--           $0.01        $(0.01)       $(0.01)       $1.00



                                    Ratios/Supplemental Data
                -------------------------------------------------------------
                                                                Ratio of Net
                                                    Ratio of     Investment
                     Total                          Expenses       Income
   Period           Return         Net Assets      to Average    to Average
   Ended       (not annualized)   End of Period   Net Assets 1  Net Assets 1
December 31,          (%)            (000's)          (%)           (%)
------------   ----------------   -------------   ------------  ------------
  1998 2             1.16            $5,978           0.95*         4.63*

1 The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

  Period                   Ratio of Net
   Ended        Ratio of    Investment
December 31,    Expenses      Income
------------    --------   ------------
   1998 2        5.98%*       (0.40)%*

2 For the period from April 1, 1998 (commencement of operations) to June 30, 1998 (Unaudited)

*    Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14-15

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1998 (Unaudited)

1.  DESCRIPTION OF THE FUND

The Schwab Government Cash Reserves (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(REGISTRATION MARK), Schwab Institutional Advantage Money Fund(REGISTRATION MARK), Schwab Retirement Money Fund(REGISTRATION MARK), Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the Fund is charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, The Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.41% of the next $1 billion, and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fees for the six months ended June 30, 1998 (see Note
4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives a combined annual fee, payable monthly, of 0.45% of the Fund's average daily net assets. Schwab has reduced a portion of its fees for the six months ended June 30, 1998 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees aggregating $ 2,000 related to the Trust's unaffiliated trustees.

4.  EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab have voluntarily agreed to reduce the Fund's total operating expenses to 0.95% of the Fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the six months ended June 30, 1998, the total of such reductions by the Investment Manager and Schwab was $32,000 and $3,000, respectively.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help you meet your investment goals. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(1)
Schwab MarketTrack Growth Portfolio(1)
Schwab MarketTrack Balanced Portfolio(1)
Schwab MarketTrack Conservative Portfolio(1)
Schwab MarketManager Growth Portfolio(2)
Schwab MarketManager Balanced Portfolio(2)

SCHWAB STOCK FUNDS
Schwab 1000 Fund-Registered Trademark-
Schwab S&P 500 Fund
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio(2)
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio(2)

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund(3)
Schwab Short-Term Bond Market Index Fund(3)
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds(4) that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments-Registered Trademark-.

(1)Formerly the Schwab Asset Director Funds.

(2)Formerly the Schwab OneSource-TM- Portfolios.

(3)Formerly the Schwab Government Bond Funds.

(4)Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.